Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HC CAPITAL TRUST
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is March 27, 2014

The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio: As of March 27, 2014, The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio revise each of their respective investment strategies and investment selection processes to clarify that each Portfolio is designed to invest primarily in equity securities of U.S. issuers that have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase, rather than the Russell 2000® Index. Accordingly, effective March 27, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the "Principal Investment Strategies" section on page 22 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of "small cap" and "mid cap" issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a "passive" or "index" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

2. The following replaces the "Principal Investment Strategies" section on page 26 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of "small cap" and "mid cap" issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a "passive" or "index" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is March 27, 2014

The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio: As of March 27, 2014, The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio revise each of their respective investment strategies and investment selection processes to clarify that each Portfolio is designed to invest primarily in equity securities of U.S. issuers that have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase, rather than the Russell 2000® Index. Accordingly, effective March 27, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the "Principal Investment Strategies" section on page 22 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of "small cap" and "mid cap" issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a "passive" or "index" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

2. The following replaces the "Principal Investment Strategies" section on page 26 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of "small cap" and "mid cap" issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a "passive" or "index" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

HC Advisors Shares | The Small Capitalization - Mid Capitalization Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is March 27, 2014

The Small Capitalization – Mid Capitalization Equity Portfolio: As of March 27, 2014, The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio revise each of their respective investment strategies and investment selection processes to clarify that each Portfolio is designed to invest primarily in equity securities of U.S. issuers that have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase, rather than the Russell 2000® Index. Accordingly, effective March 27, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the "Principal Investment Strategies" section on page 22 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of "small cap" and "mid cap" issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a "passive" or "index" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

2. The following replaces the "Principal Investment Strategies" section on page 26 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of "small cap" and "mid cap" issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a "passive" or "index" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of "small cap" and "mid cap" issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a "passive" or "index" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

HC Advisors Shares | The Institutional Small Capitalization - Mid Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Advisors Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is March 27, 2014

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio: As of March 27, 2014, The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio revise each of their respective investment strategies and investment selection processes to clarify that each Portfolio is designed to invest primarily in equity securities of U.S. issuers that have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase, rather than the Russell 2000® Index. Accordingly, effective March 27, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the "Principal Investment Strategies" section on page 22 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of "small cap" and "mid cap" issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a "passive" or "index" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

2. The following replaces the "Principal Investment Strategies" section on page 26 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of "small cap" and "mid cap" issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a "passive" or "index" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of "small cap" and "mid cap" issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a "passive" or "index" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

HC Strategic Shares | The Small Capitalization - Mid Capitalization Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is March 27, 2014

The Small Capitalization – Mid Capitalization Equity Portfolio: As of March 27, 2014, The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio revise each of their respective investment strategies and investment selection processes to clarify that each Portfolio is designed to invest primarily in equity securities of U.S. issuers that have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase, rather than the Russell 2000® Index. Accordingly, effective March 27, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the "Principal Investment Strategies" section on page 22 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of "small cap" and "mid cap" issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a "passive" or "index" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

2. The following replaces the "Principal Investment Strategies" section on page 26 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of "small cap" and "mid cap" issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a "passive" or "index" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of "small cap" and "mid cap" issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a "passive" or "index" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

HC Strategic Shares | The Institutional Small Capitalization - Mid Capitalization Equity Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hct_SupplementTextBlock

Supplement to Prospectus

HC Strategic Shares

Dated November 1, 2013

HC Capital Trust

The date of this Supplement is March 27, 2014

The Institutional Small Capitalization – Mid Capitalization Equity Portfolio: As of March 27, 2014, The Small Capitalization – Mid Capitalization Equity Portfolio and The Institutional Small Capitalization – Mid Capitalization Equity Portfolio revise each of their respective investment strategies and investment selection processes to clarify that each Portfolio is designed to invest primarily in equity securities of U.S. issuers that have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase, rather than the Russell 2000® Index. Accordingly, effective March 27, 2014, the Prospectus is supplemented as shown below.

1. The following replaces the "Principal Investment Strategies" section on page 22 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of "small cap" and "mid cap" issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" issuers. Consistent with its objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a "passive" or "index" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

2. The following replaces the "Principal Investment Strategies" section on page 26 of the Prospectus:

The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of "small cap" and "mid cap" issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a "passive" or "index" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Portfolio invests primarily (i.e., at least 80% of its net assets) in a diversified portfolio of equity securities of "small cap" and "mid cap" issuers. In the unlikely event that a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before such change is implemented. The Portfolio is designed to invest primarily in equity securities of U.S. issuers which have market capitalizations that are comparable to the capitalization of companies in the Russell 3000® Index that are classified as "Small" or "Medium" at the time of purchase. The Portfolio may invest in securities issued by other investment companies, including ETFs, that invest in equity securities of "small cap" issuers. Consistent with this objective the Portfolio will invest in both dividend paying securities and securities that do not pay dividends. Also, consistent with their respective investment styles, the Portfolio's Specialist Managers may use instruments such as option or futures contracts in order to gain market exposure pending investment or to hedge against fluctuations in market price of the securities in which the Portfolio invests. As of February 28, 2014, the market capitalization range of companies in the Russell 3000® Index that were classified as "Small" or "Medium" was between approximately $100 million and $23 billion. Additionally, a portion of the Portfolio is managed using a "passive" or "index" investment approach designed to approximate as closely as practicable, before expenses, the performance of the Portfolio's benchmark index and, from time to time, one or more identifiable subsets or other portions of that index.

The Portfolio is authorized to operate on a multi-manager basis. This means that a single Portfolio may be managed by more than one Specialist Manager. The multi-manager structure is generally designed to provide investors access to broadly diversified investment styles. The Trust seeks to engage skilled Specialist Managers to provide a broad exposure to the relevant asset class and returns in excess of the Portfolio's benchmark over time.